SCHEDULE OF RELATED PARTIES TRANSACTION (Details) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 1,292,956	$ 3,302,608	$ 9,200,975	$ 2,475,728
Repayments of related party debt	806,994	$ 2,942,222	9,702,083	$ 1,063,323
Zhida Hong [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	200,000		2,200,000
Repayments of related party debt	$ 200,000		$ 3,600,000